Taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ (41,529)	¥ (286,367)	¥ (4,770)
Deferred
Benefit of income taxes	$ (41,529)	¥ (286,367)	¥ (4,770)